Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Feb. 17, 2012 Subsequent Event Accounts Receivable Securitization Facility	Feb. 29, 2012 Subsequent Event Accounts Receivable Securitization Facility	Feb. 17, 2012 Subsequent Event Additional Revolving Credit Facilities	Feb. 29, 2012 Subsequent Event Additional Revolving Credit Facilities	Aug. 02, 2012 Sartell, Minnesota Mill Closure Employee	Aug. 02, 2012 Sartell, Minnesota Mill Closure Coated groundwood ton	Aug. 02, 2012 Sartell, Minnesota Mill Closure Supercalendered paper ton
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 100.0		$ 55.0
Number of days to close the accounts receivable securitization facility		60 days
Credit facility, maturity period		5 years		5 years
Interest rate over the reference rate		2.00%
Reference rate	LIBOR	LIBOR	LIBOR	LIBOR
Interest rate over the reference rate				4.50%
Annual production capacity, number of tons reduced						180,000	35,000
Annual production capacity, percentage of tons reduced						20.00%
Employees number in Sartell Mill					265
Mill closure, aggregate pre-tax charge to earnings expected to occur in third quarter of 2012					114
Mill closure, aggregate pre-tax charge to earnings for severance and benefit costs					19
Mill closure, aggregate pre-tax charge to earnings for non-cash charges					81
Mill closure, aggregate pre-tax charge to earnings for other costs					$ 14